UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Contrarian Capital Management, L.L.C.

Address: 411 West Putnam Avenue
         Suite 225
         Greenwich, CT 06830


13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jon R. Bauer
Title:  Managing Member
Phone:  (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer              Greenwich, Connecticut          February 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total: $340,342,402.75

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number          Name

1.   028-                          Contrarian Equity Fund, LP


Contrarian Capital Management, LLC
Form 13F Holdings
12/31/2004



COLUMN 1                      COLUMN  2     COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                              TITLE                                    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS      CUSIP        VALUE         PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                --------      -----       --------       -------   --- ----   ----------  --------  ----  ------  ----

Alderwoods Group Inc          COM           14383103     9,222,422.88    811,833 SH         Sole        None       X
Blockbuster Inc               CL B          093679207   33,539,670.00  3,807,000 SH         Defined     1                X
Conseco Inc                   COM NEW       208464883    1,115,304.75     55,905 SH         Sole        None       X
Foot Locker Inc               COM           344849104   20,968,101.95    778,615 SH         Defined     1                X
Genesis Healthcare Corp       COM           37184D101      916,945.28     26,176 SH         Sole        None       X
Hollywood Entmt Corp          COM           436141105   21,621,420.59  1,651,751 SH         Defined     1                X
Integrated Alarm Svcs Group   COM           45890M109    3,982,067.19    725,331 SH         Defined     1                X
Leucadia Natl Corp            COM           527288104    2,426,241.60     34,920 SH         Sole        None       X
MCI Inc                       COM           552691107    3,110,114.16    154,752 SH         Sole        None       X
MI Devs Inc                   CL A Sub Vtg  55304x104    6,475,326.76    214,628 SH         Sole        None       X
Magna Entmt Corp              CL A          559211107    1,101,660.00    183,000 SH         Sole        None       X
Mosaic Co                     COM           61945A107   16,797,196.80  1,029,240 SH         Defined     1                X
NRG Energy Inc                COM           629377508    2,908,550.05     80,681 SH         Sole        None       X
NTL Inc Del                   COM           62940M104    2,553,600.00     35,000 SH         Sole        None       X
Neighborcare Inc              COM           64015Y104    1,988,689.92     64,736 SH         Sole        None       X
PG&E Corp                     COM           69331C108      376,163.84     11,303 SH         Sole        None       X
PMA Cap Corp                  CL A          693419202    7,550,832.15    729,549 SH         Defined     1                X
Parker Drilling Co            COM           701081101   36,733,317.00  9,346,900 SH         Defined     1                X
Pier 1 Imports Inc            COM           720279108    7,162,920.00    363,600 SH         Defined     1                X
Price Communications Corp     COM NEW       741437305    5,750,444.70    309,330 SH         Sole        None       X
Quality Distr Inc Fla         COM           74756M102    2,188,431.70    258,986 SH         Defined     1                X
Radiologix Inc                COM           75040k109   16,826,260.00  3,824,150 SH         Defined     1                X
Rite Aid Corp                 COM           767754104   28,281,233.58  7,727,113 SH         Defined     1                X
Sun Healthcare Group Inc      COM NEW       866933401    2,651,478.46    287,860 SH         Sole        None       X
Terra Inds Inc                COM           880915103   18,250,016.16  2,055,182 SH         Defined     1                X
USA Mobility Inc              COM           90341G103   49,966,580.73  1,415,083 SH         Defined     1                X
Unitedglobalcom               CL A          913247508    7,382,655.00    764,250 SH         Sole        None       X
Washington Group Intl Inc     COM           938862208   28,494,757.50    690,782 SH         Defined     1                X

                                                       340,342,402.75



01385.0001 #547605